Summary of material accounting policies - Material accounting policies	12 Months Ended
Dec. 31, 2023
Disclosure Of Material Accounting Policy Information [Line Items]
Material accounting policies

a) Material accounting policies
This Note describes

the material accounting

policies applied in

the preparation

of the consolidated

financial statements
(the Financial

Statements) of

UBS AG and

its subsidiaries

(UBS AG). On

21 March 2024,

the Financial

Statements were
authorized for issue by the Board of Directors

(the BoD).

Basis of accounting
The

Financial

Statements

have

been

prepared

in

accordance

with

IFRS

Accounting

Standards,

as

issued

by

the
International Accounting Standards Board (the IASB),

and are presented in US dollars.
Disclosures marked as audited in the “Risk, capital, liquidity and funding, and balance sheet” section of this report form
an integral part of the Financial Statements. These disclosures relate to requirements under IFRS 7, Financial Instruments:
Disclosures
, and IAS 1,
Presentation of Financial Statements
, and are not repeated in this section.

The

accounting

policies

described

in

this

Note

have

been

applied

consistently

in

all

years

presented

unless

otherwise
stated in Note 1b.

Critical accounting estimates and judgments
Preparation of these Financial Statements under

IFRS Accounting Standards requires management to apply

judgment and make estimates and assumptions that
affect reported amounts of assets, liabilities,

income and expenses and disclosure,

of contingent assets and liabilities,

and may involve significant uncertainty

at the
time they are made. Such estimates and

assumptions are based on the best

available information. UBS AG regularly reassesses such estimates and assumptions, which encompass historical

experience, expectations of

the future and

other pertinent factors,

to determine their

continuing relevance based

on current conditions,
updating them as necessary. Changes in those

estimates and assumptions may have a significant effect on

the Financial Statements. Furthermore, actual results
may differ significantly from UBS AG’s estimates, which could result in significant losses to UBS AG,

beyond what was anticipated or provided for.

The following

areas contain

estimation uncertainty

or require

critical judgment

and have

a significant

effect on

amounts recognized

in the

Financial
Statements:

–
expected credit loss measurement (refer to item 2g in this Note and to Note 19);
–
fair value measurement (refer to item 2f in this Note

and to Note 20);
–
income taxes (refer to item 6 in this Note and to Note

8);
–
provisions and contingent liabilities (refer to item 10 in this

Note and to Note 17);
–
post-employment benefit plans (refer to item 5 in

this Note and to Note 26);
–
goodwill (refer to item 9 in this Note and to Note

12); and
–
consolidation of structured entities (refer to item 1 in this Note and to Note 28).

1) Consolidation

The Financial Statements include the financial statements of UBS AG and its subsidiaries, presented as a single economic entity; intercompany

transactions and

balances have

been eliminated.

UBS AG consolidates

all entities

that it

controls,
including

structured

entities

(SEs),

which

is

the

case

when

it

has:

(i) power

over

the

relevant

activities

of

the

entity;
(ii) exposure to the entity‘s variable returns;

and (iii) the ability to use its power to affect

its own returns.
Consideration is given

to all facts

and circumstances to

determine whether UBS AG

has power over

another entity,

i.e.,
the current ability to direct the relevant activities of an entity when decisions about those activities need to be made.

Subsidiaries,

including

SEs,

are

consolidated

from the

date

when

control

is gained

and deconsolidated

from

the

date
when control ceases. Control, or the lack thereof, is reassessed if facts and circumstances indicate that there is a change
to one or more elements required to establish that control

is present.
Business combinations are

accounted for using

the acquisition method.

The amount of

non-controlling interests,

if any,
is measured at the non-controlling interest’s proportionate

share of the acquiree’s identifiable net assets.

›
Refer to Note 28 for more information
Critical accounting estimates and judgments
Each individual entity is assessed for consolidation in line with the aforementioned consolidation principles. The assessment of control can be complex and
requires

the use

of significant judgment,

in particular in

determining whether UBS AG

has power over

the entity.

As the

nature and

extent of UBS AG’s
involvement is unique for each entity, there is no uniform consolidation outcome by entity.

Certain entities within a class may be consolidated while others may not. When carrying out the consolidation assessment, judgment is exercised considering all the relevant facts and circumstances, including the nature
and activities of the investee, as well as the

substance of voting and similar rights.

›
Refer to Note 28 for more information
2) Financial instruments
a. Recognition
UBS AG generally recognizes

financial instruments when

it becomes a

party to contractual

provisions of an

instrument.
However,

UBS AG does not recognize assets received

in transfers that do not qualify for derecognition

by the transferor
(applying

derecognition

principles

under

IFRS

Accounting

Standards

as

described

in

item

2e

below).

UBS AG

applies
settlement date accounting to all standard purchases

and sales of non-derivative financial instruments.
UBS AG

may

act

in

a

fiduciary

capacity,

which

results

in

it

holding

or

placing

assets

on

behalf

of

individuals,

trusts,
retirement benefit

plans and

other institutions.

Unless these

items meet

the definition

of an

asset and

the recognition
criteria are

satisfied, they

are not

recognized on

UBS AG’s balance

sheet and

the related

income is

excluded from

the
Financial Statements.

Client cash balances associated with derivatives clearing

and execution services are not recognized on the

balance sheet
if, through contractual

agreement, regulation

or practice, UBS AG

neither obtains

benefits from

nor controls such

cash
balances.
b. Classification, measurement and presentation
Financial assets

Where the contractual

terms of a debt

instrument result in cash

flows that are

solely payments of principal and

interest
(SPPI) on

the principal

amount outstanding,

the debt

instrument is

classified as

measured at

amortized cost

if it is

held
within a business model that has an objective of holding financial assets to collect contractual cash flows, or at fair value through other

comprehensive income

(FVOCI) if it

is held within

a business model

with the objective

of both collecting
contractual cash flows and selling financial assets.

All other

financial

assets

are measured

at fair

value

through

profit or

loss (FVTPL),

including those

held for

trading

or
those managed on a fair value basis, except for derivatives designated in certain hedge accounting relationships

(refer to
item 2j in this Note for more information).

Business model assessment and contractual cash flow characteristics

UBS AG determines

the nature

of a

business model

by considering

the way

financial assets

are managed

to achieve

a
particular business objective at the time an asset is recognized

.

In assessing

whether contractual

cash flows

are SPPI,

UBS AG considers

whether the

contractual terms

of the

financial
asset

contain

a

term

that

could

change

the

timing

or

amount

of

contractual

cash

flows

arising

over

the

life

of

the
instrument. This assessment includes contractual

cash flows that may vary

due to environmental, social and governance
(ESG) triggers.
Financial liabilities

Financial liabilities measured at amortized cost

Financial liabilities

measured at

amortized cost

include
Debt issued

measured at

amortized cost

and
Funding from

UBS
Group AG measured at amortized cost
. The latter includes contingent capital instruments issued to UBS Group

AG prior
to November 2023 that contain contractual provisions under

which the principal amounts would be written down upon
either a specified common equity tier 1 (CET1) ratio breach or a determination by the Swiss Financial Market Supervisory
Authority (FINMA) that a viability event has occurred. Such contractual provisions are not derivatives, as the underlying is deemed

to

be

a

non-financial

variable

specific

to

a

party

to

the

contract.

Issuances

after

November

2023

include

a
contractual equity

conversion feature

with the

same triggers,

i.e., a

CET1 ratio

breach or

FINMA viability

event. When
the debt is issued in

US dollars, these conversion features are classified as

equity and are accounted for in
Share premium
separately from the amortized cost debt host.
When the legal bail-in mechanism for write-down

or conversion into equity does not form part

of the contractual terms
of issued debt instruments, it does not affect the accounting classification of these instruments as debt or equity.

If a debt were to be written down or converted into equity in a future period, it would be partially or fully derecognized, with

the

difference

between

its

carrying

amount

and

the

fair

value

of

any

equity

issued

recognized

in

the

income
statement.

Financial liabilities measured at fair value through profit or loss

UBS AG designates certain issued debt instruments

as financial liabilities at fair value

through profit or loss, on the

basis
that such financial instruments

include embedded derivatives

that are not

closely related and

which significantly impact
the cash

flows of

the instrument and

/ or

are managed on

a fair

value basis

(refer to the

table below

for more information).
Financial instruments

including embedded

derivatives arise

predominantly from

the issuance

of certain

structured debt
instruments.

Measurement and presentation

After initial

recognition,

UBS AG classifies,

measures

and presents

its financial

assets and

liabilities in

accordance

with
IFRS 9, as described in the table below.

Classification, measurement and presentation

of financial assets

Financial assets classification Significant items included Measurement and presentation
Measured at

amortized cost
This classification includes:
– cash and balances at central banks;
– amounts due from banks;
– receivables from securities financing transactions;
– cash collateral receivables on derivative
instruments;
– residential and commercial mortgages;
– corporate loans;
– secured loans, including Lombard loans, and
unsecured loans;
–
loans to financial advisors;

and
–
debt securities held as high-quality liquid

assets
(HQLA).

Measured at amortized cost using the effective interest
method less allowances for expected credit losses

(ECL)
(refer to items 2d and 2g in this Note for more information).
The following items are recognized in the income
statement:
– interest income, which is accounted for in accordance
with item 2d in this Note;
– ECL and reversals; and
– foreign exchange (FX) translation gains and losses.
When a financial asset at amortized cost is derecognized,
the gain or loss is recognized in the income statement.
For amounts arising from settlement of certain derivatives,
see below in this table.

Measured at
FVOCI

Debt
instruments
measured at
FVOCI
This classification primarily includes debt securities
held as HQLA.
Measured at fair value,

with unrealized gains and losses
reported in
Other comprehensive income
, net of applicable
income taxes, until such investments are derecognized.
Upon derecognition, any accumulated balances in
Other
comprehensive income

are reclassified to the income
statement and reported within
Other income.
The following items, which are determined on the

same
basis as for financial assets measured at amortized

cost, are
recognized in the income statement:
– interest income, which is accounted for in accordance
with item 2d in this Note;
– ECL and reversals; and
– FX translation gains and losses.

Classification, measurement and presentation

of financial assets

Financial assets classification Significant items included Measurement and presentation
Measured at
FVTPL
Held for

trading
Financial assets held for trading include:
–
all derivatives with a positive replacement value,

except
those that are designated and effective hedging
instruments; and
– other financial assets acquired principally for the
purpose of selling or repurchasing in the near term, or
that are part of a portfolio of identified financial
instruments that are managed together and for

which
there is evidence of a recent actual pattern of short-
term profit taking. Included in this category are debt
instruments (including those in the form of

securities,
money market paper,

and traded corporate and bank
loans) and equity instruments.

Measured at fair value,

with changes recognized in the
income statement.
Derivative assets (including derivatives that

are designated
and effective hedging instruments) are generally
presented as Derivative financial instruments , except those exchange-traded derivatives (ETD) and over-the-counter
(OTC)-cleared derivatives that are legally settled on

a daily
basis or economically net settled on a daily basis,

which
are presented within Cash collateral receivables on
derivative instruments.
Changes in fair value, initial transaction costs,

dividends
and gains and losses arising on disposal or redemption

are
recognized in Other net income from financial
instruments measured at fair value through

profit or loss
,
except interest income on instruments other than
derivatives (refer to item 2d in this Note), interest on
derivatives designated as hedging instruments

in hedges
of interest rate risk and forward points on certain short-
and long-duration FX contracts acting as economic
hedges,

which are reported in
Net interest income.

Changes in the fair value of derivatives that

are
designated and effective hedging instruments are
presented either in the income statement or Other
comprehensive income , depending on the type of hedge
relationship (refer to item 2j in this Note for more
information).
Mandatorily
measured at
FVTPL – Other
Financial assets mandatorily measured at FVTPL that

are
not held for trading include:

– certain structured instruments, certain commercial
loans, and receivables from securities financing
transactions that are managed on a fair value basis;

–
loans managed on a fair value basis,

including those
hedged with credit derivatives;
–
certain debt securities held as HQLA and

managed on a
fair value basis;

–
certain investment fund holdings and assets

held to
hedge delivery obligations related to cash-settled
employee compensation plans;

– brokerage receivables, for which contractual cash flows
do not meet the SPPI criterion because the aggregate
balance is accounted for as a single unit of

account,
with interest being calculated on the individual
components;
–
auction rate securities, for which contractual cash

flows
do not meet the SPPI criterion because interest may

be
reset at rates that contain leverage;
–
equity instruments;

and
– assets held under unit-linked investment contracts.

Classification, measurement and presentation

of financial liabilities

Financial liabilities classification Significant items included Measurement and presentation
Measured at amortized cost This classification includes:
–
demand and time deposits;

– retail savings / deposits;
– sweep deposits;
–
payables

from securities financing transactions;

–
non-structured debt issued;

–
subordinated debt;

–
commercial paper and certificates of deposit;

–
obligations against funding from UBS Group AG;

and
– cash collateral payables on derivative instruments.
Measured at amortized cost using the effective interest
method.
When a financial liability at amortized cost is
derecognized, the gain or loss is recognized in the income
statement.

Interest income generated from client deposits
derecognized pursuant to certain deposit sweep

programs
is presented within
Net interest income from financial
instruments measured at fair value through

profit or loss
and other
.
Measured at
FVTPL
Held for trading Financial liabilities held for trading include:
– all derivatives with a negative replacement value
(including certain loan commitments),

except those
that are designated and effective hedging
instruments; and
–
obligations to deliver financial instruments,

such as
debt and equity instruments, that UBS AG has

sold to
third parties but does not own (short positions).
Measurement and presentation of financial liabilities
classified at FVTPL follow the same principles

as for
financial assets classified at FVTPL, except that

the amount
of change in the fair value of a financial liability
designated at FVTPL that is attributable to changes

in
UBS AG’s own credit risk is presented in Other
comprehensive income

directly within
Retained earnings
and is never reclassified to the income statement.
Derivative liabilities (including derivatives that

are
designated and effective hedging instruments)

are
generally presented as Derivative financial instruments ,
except those exchange-traded and OTC-cleared
derivatives that are legally settled on a daily basis

or
economically net settled on a daily basis, which

are
presented within Cash collateral payables on derivative
instruments.
Designated at
FVTPL
Financial liabilities designated

at FVTPL include:
–
issued hybrid debt instruments,

primarily equity-
linked, credit-linked and rates-linked bonds or notes;
–
issued debt instruments managed on a fair

value
basis;
– obligations against funding from UBS Group AG
managed on a fair value basis;
– certain payables from securities financing
transactions;
–
amounts due under unit-linked investment

contracts,
the cash flows of which are linked to financial

assets
measured at FVTPL and eliminate an accounting
mismatch;

and
– brokerage payables, which arise in conjunction with
brokerage receivables and are measured at FVTPL to
achieve measurement consistency.
c. Loan commitments and financial guarantees
Loan

commitments

are

arrangements

to

provide

credit

under

defined

terms

and

conditions.

Irrevocable

loan
commitments

are

classified

as:

(i) derivative

loan

commitments

measured

at

fair

value

through

profit

or

loss;

(ii) loan
commitments

designated

at

fair

value

through

profit

or

loss;

or

(iii) loan

commitments

not

measured

at

fair

value.
Financial guarantee contracts are contracts that require UBS AG to make specified payments to reimburse the holder for
an incurred loss because a specified debtor

fails to make payments when due in

accordance with the terms of a specified
debt instrument.
d. Interest income and expense
Interest

income

and

expense

are

recognized

in

the

income

statement

based

on

the

effective

interest

method.

When
calculating the effective interest rate (the EIR) for financial instruments (other than credit-impaired financial instruments),
UBS AG estimates future

cash flows considering

all contractual terms

of the instrument,

but not expected

credit losses,
with

the

EIR

applied

to

the

gross

carrying

amount

of

the

financial

asset

or

the

amortized

cost

of

a

financial

liability.
However,

when

a

financial

asset

becomes

credit

impaired

after

initial

recognition,

interest

income

is

determined

by
applying the EIR

to the amortized

cost of the

instrument, which

represents the

gross carrying

amount adjusted

for any
credit loss allowance.

Upfront fees, including fees on loan commitments not measured at fair value where a loan is expected to be issued, and direct costs are

included within the

initial measurement

of a financial

instrument measured

at amortized

cost or FVOCI
and recognized over the expected life of the instrument

as part of its EIR.
Fees related to loan commitments

where no loan is expected to

be issued, as well as

loan syndication fees where UBS AG
does not

retain a

portion of

the syndicated

loan or

where UBS

AG does

retain a

portion of

the syndicated

loan at

the
same effective yield for comparable risk as other participants, are included in Net fee and commission income and either
recognized over the life of the commitment or when syndication occurs.

›
Refer to item 3 in this Note for more information
Interest

income

on

financial

assets,

excluding

derivatives,

is

included

in

interest

income

when

positive

and

in

interest
expense

when

negative.

Similarly,

interest

expense

on

financial

liabilities,

excluding

derivatives,

is

included

in

interest
expense, except when interest rates are negative,

in which case it is included in interest income.

›
Refer to item 2b in this Note and Note 3

for more information
e. Derecognition

Financial assets
UBS AG

derecognizes

a

transferred

financial

asset,

or

a

portion

of

a

financial

asset,

if

the

purchaser

has

obtained
substantially all the risks and rewards of the asset or a significant part of the risks and rewards combined with a practical ability to sell or pledge the asset.

Where

financial

assets

have

been

pledged

as

collateral

or

in

similar

arrangements,

they

are

considered

to

have

been
transferred

if the

counterparty

has received

the contractual

rights to

the

cash flows

of the

pledged assets,

as

may be
evidenced

by,

for

example,

the

counterparty’s

right to

sell or

repledge

the

assets.

In

transfers

where

control

over

the
financial

asset

is

retained,

UBS AG

continues

to

recognize

the

asset

to

the

extent

of

its

continuing

involvement,
determined by the extent to which it is exposed to changes

in the value of the transferred asset following the transfer.

›
Refer to Note 22 for more information

Financial liabilities
UBS AG derecognizes

a financial

liability when

it is

extinguished,

i.e., when

the

obligation

specified

in the

contract

is
discharged, canceled or expires. When an existing financial liability is exchanged for a new one from the same lender on substantially

different

terms,

or

the

terms

of

an

existing

liability

are

substantially

modified,

the

original

liability

is
derecognized

and

a

new

liability

recognized

with

any

difference

in

the

respective

carrying

amounts

recorded

in

the
income statement.

Certain OTC derivative

contracts and most

exchange-traded futures and option

contracts cleared through central

clearing
counterparties

and exchanges are

considered to be

settled on a

daily basis, as

the payment or

receipt of a

variation margin
on a daily basis represents a legal or economic settlement,

which results in derecognition of the associated derivatives.
›
Refer to Note 21 for more information

f. Fair value of financial instruments
UBS AG

accounts

for

a

significant

portion

of

its

assets

and

liabilities

at

fair

value.

Fair

value

is

the

price

on

the
measurement date

that would be received

for the sale of

an asset or paid

to transfer a liability in

an orderly transaction
between market

participants in the

principal market,

or in the most

advantageous market

in the absence

of a principal
market.

›
Refer to Note 20 for more information

Critical accounting estimates and judgments
The use of valuation techniques, modeling assumptions and estimates of unobservable market inputs in the fair valuation of

financial instruments requires
significant

judgment

and

could

affect

the

amount

of

gain

or

loss

recorded

for

a

particular

position.

Valuation

techniques

that

rely

more

heavily

on
unobservable inputs

and sophisticated

models inherently

require a

higher level

of judgment

and may

require adjustment

to reflect

factors that

market
participants would consider in estimating fair value,

such as close-out costs, which are presented in Note 20d.

UBS AG’s governance

framework over

fair value

measurement is described

in Note 20b,

and UBS AG provides

a sensitivity analysis

of the

estimated effects
arising from changing significant unobservable

inputs in Level 3 financial instruments to reasonably

possible alternative assumptions in Note

20f.

›
Refer to Note 20 for more information
g. Allowances and provisions for expected credit losses
ECL are

recognized for

financial assets

measured at

amortized cost,

financial assets

measured at

FVOCI, fee

and lease
receivables,

financial

guarantees,

and

loan

commitments

not

measured

at

fair

value.

ECL

are

also

recognized

on

the
undrawn

portion

of

committed

unconditionally

revocable

credit

lines,

which

include

UBS AG’s

credit

card

limits

and
master credit

facilities,

as UBS

AG is

exposed to

credit

risk because

the borrower

has the

ability

to draw

down funds
before UBS AG can take credit risk

mitigation actions.
Recognition of expected credit losses

ECL are recognized on the following basis.
–
Stage 1 instruments: Maximum 12-month ECL

are recognized from initial

recognition, reflecting the portion

of lifetime
ECL that would result

if a default occurs

in the 12 months

after the reporting date,

weighted by the risk

of a default
occurring.

–
Stage 2 instruments: Lifetime ECL are

recognized if a significant

increase in credit risk

(an SICR) is observed

subsequent
to

the

instrument’s

initial

recognition,

reflecting

lifetime

cash

shortfalls

that

would

result

from

all

possible

default
events over the

expected life

of a financial

instrument, weighted

by the risk

of a default

occurring. When

an SICR is
no longer observed, the instrument will move back to stage

1.
–
Stage 3 instruments:

Lifetime ECL

are always

recognized for

credit-impaired financial

instruments, as

determined by
the occurrence

of one

or more

loss events,

by estimating

expected cash

flows based

on a

chosen recovery

strategy.
Credit-impaired exposures

may include

positions for

which no

allowance has

been recognized,

for example

because
they are expected to be fully recoverable through collateral held.
–
Changes in lifetime ECL since initial recognition are also

recognized for assets that are purchased credit impaired (PCI).
PCI financial

instruments include

those that

are purchased

at a

deep discount

or newly

originated with

a defaulted
counterparty;

they remain a separate category until derecognition.

All or part

of a financial

asset is written

off if it

is deemed uncollectible

or forgiven. Write-offs

reduce the principal

amount
of a claim

and are charged against

related allowances for credit

losses. Recoveries, in part or

in full, of

amounts previously
written off are generally credited to
Credit loss expense / (release)
.

ECL are recognized in the income statement in Credit loss expense / (release) . A corresponding ECL allowance is reported as a decrease

in the carrying

amount of financial

assets measured at

amortized cost on

the balance sheet.

For financial
assets that

are measured

at FVOCI,

the carrying

amount is

not reduced,

but an

accumulated

amount is

recognized in
Other comprehensive

income
. For

off-balance sheet

financial instruments

and other

credit lines,

provisions for

ECL are
presented in
Provisions.
Default and credit impairment
UBS AG applies a single definition of

default for credit risk management

purposes, regulatory reporting and ECL,

with a
counterparty classified as defaulted based on quantitative

and qualitative criteria.

›
Refer to the “Risk management and control” section of this

report for more information
Measurement of expected credit losses
IFRS 9 ECL reflect

an unbiased, probability

-weighted estimate

based on loss

expectations resulting

from default

events.
The method

used to

calculate ECL

applies the

following principal

factors: probability

of default

(PD), loss

given default
(LGD) and

exposure

at default

(EAD). Parameters

are generally

determined on

an individual

financial asset

level. Based
on the materiality of

the portfolio, for

credit card

exposures and personal

account overdrafts

in Switzerland, a portfolio
approach is applied that

derives an average PD

and LGD for

the entire portfolio. PDs

and LGDs used in

the ECL calculation
are point-in-time(PIT)-based

for key

portfolios and

consider both

current conditions

and expected

cyclical changes.

For
material portfolios, PDs

and LGDs are determined

for different scenarios, whereas EAD projections are

treated as scenario
independent.
For the

purpose

of determining

the ECL

-relevant

parameters,

UBS AG

leverages

its Basel

III advanced

internal

ratings-
based (A-IRB)

models that

are

also used

in determining

expected

loss (EL)

and risk-weighted

assets under

the Basel III
framework and Pillar 2 stress loss models. Adjustments have been made to these models and IFRS 9-related models have been developed that consider the complexity, structure and

risk profile of relevant portfolios and take account

of the fact
that PDs and LGDs used in the ECL calculation are PIT-based, as opposed to the corresponding Basel III through-the-cycle
(TTC)

parameters.

All

models

that

are

relevant

for

measuring

expected

credit

losses

are

subject

to

UBS AG’s

model
validation and oversight processes.

Probability of default:
PD represents the probability

of a default over a

specified time period. A 12-month

PD represents
the probability of default determined for the next 12 months and a lifetime PD represents the probability of default over
the remaining lifetime

of the instrument.

PIT PDs are

derived from TTC

PDs and scenario

forecasts. The modeling

is region,
industry and

client segment

specific and considers

both macroeconomic

scenario dependencies

and client-idiosyncratic
information.
Exposure at default:
EAD represents an estimate of

the exposure to credit

risk at the time

of a potential default occurring,
considering expected repayments, interest payments and accruals,

discounted at the EIR. Future drawdowns on facilities
are considered through

a credit conversion

factor (a CCF)

that is reflective

of historical

drawdown and default

patterns
and the characteristics of the respective portfolios.
Loss given default:
LGD represents an estimate

of the loss at the time of a potential

default occurring,

taking into account
expected

future

cash

flows

from

collateral

and

other

credit

enhancements,

or

expected

payouts

from

bankruptcy
proceedings

for unsecured claims

and, where applicable,

time to realization

of collateral and

the seniority of

claims. LGD is
commonly expressed

as a percentage

of EAD.
Estimation of expected credit losses
Number of scenarios and estimation of scenario weights
Determination

of probability-weighted

ECL requires evaluating

a range of

diverse and

relevant future economic

conditions,
especially

with a view to

modeling the

non-linear effect

of assumptions

about macroeconomic

factors on the

estimate.

To accommodate

this requirement,

UBS AG

uses different

economic

scenarios

in the

ECL calculation.

Each

scenario

is
represented by

a specific

scenario

narrative,

which

is relevant

considering

the exposure

of key

portfolios to

economic
risks, and for

which a set

of consistent macroeconomic variables

is determined. The

estimation of the

appropriate weights
for

these

scenarios

is

predominantly

judgment-based.

The

assessment

is

based

on

a

holistic

review

of

the

prevailing
economic or

political conditions,

which

may exhibit

different

levels of

uncertainty.

It takes

into account

the impact

of
changes in the nature and severity of the underlying scenario narratives and the projected economic variables.

The determined weights constitute

the probabilities that

the respective set of

macroeconomic conditions will

occur and
not that the chosen particular narratives with the related

macroeconomic variables will materialize.
Macroeconomic and other factors
The range

of macroeconomic,

market and

other factors

that is

modeled as

part of

the scenario

determination is

wide,
and historical information

is used to support

the identification of

the key factors.

As the forecast

horizon increases, the
availability of

information decreases,

requiring an

increase

in judgment.

For cycle-sensitive

PD and

LGD determination
purposes, UBS AG

projects the

relevant economic

factors for

a period

of three

years before

reverting, over

a specified
period, to cycle-neutral PD and LGD for longer-term

projections.

Factors relevant

for ECL

calculation vary

by type

of exposure.

Regional and

client-segment characteristics

are generally
taken into account, with specific focus on Switzerland and

the US, considering UBS AG’s key ECL-relevant portfolios.
For

UBS AG,

the

following

forward-looking

macroeconomic

variables

represent

the

most

relevant

factors

for

ECL
calculation:

–
gross domestic product (GDP) growth rates, given their significant effect on borrowers’ performance;

–
unemployment rates, given their significant effect on private clients’ ability to meet contractual obligations;

–
house price indices, given their significant effect on mortgage collateral valuations;

–
interest rates, given their significant effect on counterparties’

abilities to service debt;

–
consumer price

indices, given

their overall

relevance for

companies’ performance,

private clients’

purchasing power
and economic stability; and
–
equity indices, given that they are an important factor

in UBS AG’s corporate rating tools.

Scenario generation, review process and governance
A team of economists,

which is part of

Group Risk Control,

develops

the forward-looking

macroeconomic assumptions
with involvement from a broad range

of experts.

The scenarios,

their weights

and the

key macroeconomic

and other

factors are

subject to

a critical

assessment by

the
IFRS 9 Scenario

Sounding Sessions

and ECL

Management

Forum, which

include senior

management

from Group

Risk
and Group

Finance. Important

aspects for

the review

include whether

there may

be particular

credit risk

concerns that
may not be capable

of being addressed systematically

and require post-model adjustments

for stage allocation and

ECL
allowance.

The

Group

Model

Governance

Committee

(the

GMGC),

as

the

highest

authority

under

UBS AG’s

model

governance
framework, ratifies the decisions taken by the ECL Management

Forum.

›
Refer to Note 19 for more information

ECL measurement period

The period for which

lifetime ECL are

determined is based on

the maximum contractual

period that UBS AG

is exposed
to

credit

risk,

taking

into

account

contractual

extension,

termination

and

prepayment

options.

For

irrevocable

loan
commitments and

financial guarantee

contracts, the

measurement period

represents

the maximum

contractual period
for which UBS AG has an obligation to extend credit.
Additionally, some financial instruments include both an on-demand loan and a revocable undrawn commitment, where the contractual cancellation right does not limit UBS

AG’s exposure to credit risk to the contractual notice period,

as the
client has

the ability to

draw down funds

before UBS AG can

take risk-mitigating actions.

In such

cases UBS AG is

required
to estimate

the period

over which

it is

exposed to

credit risk.

This applies

to UBS AG’s

credit card

limits, which

do not
have a defined

contractual maturity

date, are callable

on demand and

where the drawn

and undrawn components

are
managed as one

exposure. The exposure

arising from UBS

AG’s credit card

limits is not

significant and is

managed at a
portfolio level, with

credit actions triggered

when balances are

past due. An

ECL measurement

period of seven

years is
applied for credit card limits,

capped at 12 months

for stage 1 balances, as a proxy

for the period that UBS AG

is exposed
to credit risk.
Customary master credit

agreements in the

Swiss corporate market

also include

on-demand loans and

revocable undrawn
commitments.

For

smaller

commercial

facilities,

a

risk-based

monitoring

(RbM)

approach

is

in

place

that

highlights
negative

trends

as

risk

events,

at

an

individual

facility

level,

based

on

a

combination

of

continuously

updated

risk
indicators. The risk

events trigger additional

credit reviews by

a risk officer,

enabling informed credit decisions

to be taken.
Larger

corporate

facilities

are

not

subject

to

RbM,

but

are

reviewed

at

least

annually

through

a

formal

credit

review.
UBS AG has

assessed these

credit risk

management practices

and considers

both the

RbM approach

and formal

credit
reviews

as

substantive

credit

reviews

resulting

in

a

re-origination

of

the

given

facility.

Following

this,

a

12-month
measurement period from the reporting date

is used for both

types of facilities as

an appropriate proxy of the

period over
which UBS AG

is exposed

to credit

risk, with

12 months

also used

as a

look-back period

for assessing

an SICR,

always
from the respective reporting date.
Significant increase in credit risk

Financial instruments subject

to ECL are

monitored on an

ongoing basis. To

determine whether the

recognition of a
maximum 12

-month ECL

continues to

be appropriate,

an assessment

is

made as

to whether

an SICR

has occurred
since initial recognition of the financial instrument, applying both quantitative and qualitative factors.

Primarily, UBS AG assesses changes in

an instrument’s risk of default

on a quantitative basis by

comparing the annualized
forward-looking and scenario-weighted lifetime PD of an

instrument determined at two different dates:

–
at the reporting date; and

– at inception of the instrument.
If, based on

UBS AG’s quantitative

modeling, an

increase exceeds

a set threshold,

an SICR

is deemed to

have occurred
and the instrument is transferred to stage 2 with lifetime

ECL recognized.
The threshold

applied varies

depending on

the original

credit quality

of the

borrower, with

a higher

SICR threshold

set
for those

instruments with

a low

PD at

inception. The

SICR assessment

based on

PD changes

is made

at an

individual
financial asset

level. A

high-level overview

of the

SICR trigger,

which is

a multiple

of the

annualized remaining

lifetime
PIT

PD expressed

in rating

downgrades,

is provided

in the

“SICR thresholds”

table

below. The

actual

SICR

thresholds
applied are defined on a more granular level by interpolating between the values shown in the table.
SICR thresholds
Internal rating at origination

of the instrument
Rating downgrades /
SICR trigger
0–3 3
4–8 2
9–13 1
›
Refer to the “Risk management and control” section of this

report for more details about UBS AG’s internal rating system

Irrespective of

the SICR

assessment based

on default

probabilities, credit

risk is

generally deemed

to have

significantly
increased for an instrument if contractual payments

are more than 30 days past due. For certain

less material portfolios,
specifically the Swiss

credit card portfolio, the

30-day past due

criterion is used

as the primary

indicator of an

SICR. Where
instruments are transferred

to stage 2 due

to the 30-day

past due criterion,

a minimum period

of six months

is applied
before a

transfer back

to stage 1 can

be triggered,

where applicable.

For instruments

in Personal &

Corporate Banking
and Global

Wealth Management

Region Switzerland

that

are between

90 and

180

days past

due but

have not

been
reclassified to stage 3, a one-year period is applied before a transfer back to stage 1 can be triggered.
Additionally,

based

on

individual

counterparty-specific

indicators,

external

market

indicators

of

credit

risk

or

general
economic conditions, counterparties may be moved to a watch list, which is used as a secondary qualitative indicator for an

SICR.

Exception

management

is

further

applied,

allowing

for

individual

and

collective

adjustments

on

exposures
sharing the same credit risk characteristics to take account of specific situations that are not otherwise fully reflected.

In general, the overall SICR determination process does not

apply to Lombard loans, securities financing transactions and certain

other

asset-based

lending

transactions,

because

of

the

risk

management

practices

adopted,

including

daily
monitoring processes

with strict

margining. If

margin calls

are not

satisfied, a

position is

closed out

and classified

as a
stage 3 position. In exceptional cases, an individual adjustment and a transfer into stage 2 may be made to take account of specific facts.
Credit risk

officers are

responsible for

the identification

of an

SICR, which

for accounting

purposes is

in some

respects
different

from

internal

credit

risk

management

processes.

This

difference

mainly

arises

because

ECL

accounting
requirements are instrument-specific, such that

a borrower can have multiple

exposures allocated to different stages, and
maturing loans in stage 2 will migrate to stage 1 upon renewal irrespective of the actual credit risk at that time. Under a
risk-based

approach,

a

holistic

counterparty

credit

assessment

and

the

absolute

level

of

risk

at

any

given

date

will
determine what risk-mitigating actions may be warranted.
›
Refer to the “Risk management and control” section of this

report for more information
Critical accounting estimates and judgments
The calculation of ECL requires

management to apply significant

judgment and make estimates

and assumptions that can

result in significant changes to

the
timing and the amount of ECL recognized.

Determination of a significant increase in

credit risk

IFRS 9 does not include a definition of what constitutes an

SICR, with UBS AG’s assessment considering qualitative and quantitative criteria. An IFRS 9 ECL
Management Forum has been established to

review and challenge the SICR results.
Scenarios, scenario weights and macroeconomic

variables

ECL reflect

an unbiased

and probability-weighted amount,

which UBS AG

determines by

evaluating a

range of

possible outcomes.

Management selects
forward-looking

scenarios

that

include

relevant

macroeconomic

variables

and

management’s

assumptions

around

future

economic

conditions.

IFRS 9
Scenario Sounding

Sessions,

in addition

to the IFRS

9 ECL

Management Forum,

are in place

to derive,

review and

challenge the

scenario selection

and weights,
and to determine whether any additional post-model

adjustments are required that may significantly affect ECL.

ECL measurement period
Lifetime ECL are generally

determined based upon

the contractual maturity

of the transaction, which

significantly affects ECL. For

credit card limits and

Swiss
callable master credit

facilities, judgment is required,

as UBS AG must

determine the period over

which it is

exposed to credit

risk. A seven-year

period is
applied for credit card limits, capped at 12 months for

stage 1 positions, and a 12-month period

applied for master credit facilities.

Modeling and post-model adjustments
A number of

complex models have

been developed or

modified to calculate

ECL, with additional

post-model adjustments required

that may significantly
affect ECL. The models are governed by UBS AG’s model validation controls and approved by the GMGC. The post-model adjustments are approved by the
ECL Management Forum and endorsed by the

GMGC.
A sensitivity analysis covering key macroeconomic

variables, scenario weights and SICR trigger

points on ECL measurement is provided in Note 19f.

›
Refer to Note 19 for more information
h. Restructured and modified financial assets
When payment default is expected,

or where default has already occurred, UBS AG may grant concessions to borrowers in financial difficulties that

it would not consider

in the normal course of

its business, such as preferential

interest rates,
extension of maturity,

modifying the schedule of repayments, debt / equity

swap, subordination, etc.

›
Refer to the “Risk management and control” section of this

report for more information
Modifications result in an

alteration of future contractual cash

flows and can

occur within UBS AG’s normal risk

tolerance
or as part of a credit

restructuring where a counterparty

is in financial difficulties. The

restructuring or modification of

a
financial asset

could lead

to

a

substantial change

in

the

terms

and conditions,

resulting

in

the

original

financial

asset
being

derecognized

and

a

new

financial

asset

being

recognized.

Where

the

modification

does

not

result

in

a
derecognition, any difference between

the modified contractual cash

flows discounted at the

original EIR and

the existing
gross carrying amount of the given financial asset is recognized in the income statement as a modification gain or loss.
i. Offsetting
UBS AG presents financial assets and liabilities on its

balance sheet net if (i) it has a

legally enforceable right to set off the
recognized

amounts

and

(ii) it

intends

either

to

settle

on

a

net

basis

or

to

realize

the

asset

and

settle

the

liability
simultaneously.

Netted

positions

include,

for

example,

certain

derivatives

and

repurchase

and

reverse

repurchase
transactions with various counterparties, exchanges and clearing houses.
In

assessing

whether

UBS AG

intends

to

either

settle

on

a

net

basis,

or

to

realize

the

asset

and

settle

the

liability
simultaneously, emphasis is

placed on the effectiveness

of operational settlement

mechanics in eliminating

substantially
all credit and liquidity exposure between the counterparties. This condition precludes offsetting on the balance sheet for
substantial amounts of UBS AG’s financial assets

and liabilities, even though they may be

subject to enforceable netting
arrangements. Repurchase arrangements

and securities financing transactions

are presented net

only to the extent

that
the settlement

mechanism

eliminates, or

results in

insignificant, credit

and liquidity

risk, and

processes the

receivables
and payables in a single settlement process or cycle.
›
Refer to Note 21
for more information

j. Hedge accounting
UBS AG applies hedge accounting requirements of

IFRS 9 where the criteria for documentation and hedge effectiveness are met.

If a

hedge relationship

no longer

meets the

criteria for

hedge accounting,

hedge accounting

is discontinued.
Voluntary discontinuation of

hedge accounting is not permitted under IFRS 9.
Fair value hedges of interest rate risk related to

debt instruments and loan assets
The

fair

value

change

of

the

hedged

item

attributable

to

a

hedged

risk

is reflected

as

an

adjustment

to

the

carrying
amount

of

the

hedged

item

and

recognized

in

the

income

statement

along

with

the

change

in

the

fair

value

of

the
hedging instrument.
Fair value hedges of FX risk related to debt instruments
The fair value change of the hedged item attributable

to the hedged risk is reflected

in the measurement of the hedged
item and

recognized

in the

income statement

along with

the change

in the

fair value

of the

hedging instrument.

The
foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the

designation
and accounted

for

as a

cost of

hedging with

amounts

deferred

in
Other

comprehensive

income

within
Equity
.

These
amounts are released to the income

statement over the term of the hedged item.
Discontinuation of fair value hedges
Discontinuations for reasons

other than

derecognition of the

hedged item result

in an

adjustment to the

carrying amount,
which

is

amortized

to

the

income

statement

over

the

remaining

life

of

the

hedged

item

using

the

effective

interest
method. If the hedged item is derecognized, the unamortized fair value adjustment or deferred cost of hedging amount
is recognized immediately in the income statement

as part of any derecognition gain or loss.
Cash flow hedges of forecast transactions
Fair value gains or

losses associated with the

effective portion of derivatives designated as

cash flow hedges for cash

flow
repricing

risk are

recognized

initially

in
Other

comprehensive

income

within
Equity

and reclassified

to
Interest

income
from financial

instruments measured

at amortized

cost and

fair value

through other

comprehensive income

or
Interest
expense

from

financial

instruments

measured

at

amortized

cost

in

the

periods

when

the

hedged

forecast

cash

flows
affect profit

or loss, including

discontinued hedges

for which forecast

cash flows are

expected to

occur.

If the

forecast
transactions

are

no

longer

expected

to occur,

the

deferred

gains

or

losses

are

immediately

reclassified

to the

income
statement.
Hedges of net investments in foreign operations
Gains or losses

on the hedging

instrument relating

to the

effective portion

of a

hedge are

recognized directly

in
Other
comprehensive income

within
Equity
, while any gains

or losses relating to

the ineffective and

/ or undesignated portion
(for example, the

interest element of

a forward contract) are

recognized in the

income statement. Upon

disposal or partial
disposal of the foreign

operation, the cumulative

value of any

such gains or losses

recognized in
Equity

associated with
the entity is reclassified to Other income .
Interest Rate Benchmark Reform

UBS AG

continued

hedge

accounting

during

the

period

of uncertainty

before

existing

interest

rate

benchmarks

were
replaced with

alternative risk-free

interest rates. During

this period, UBS AG

assumed that

the current

benchmark rates
would continue to

exist, such that

forecast transactions were considered highly probable and

hedge relationships remain,
with little or

no consequential impact on

the financial statements. Upon

replacement of existing interest rate benchmarks
by alternative risk-free interest

rates, UBS AG applied the

requirements of
Amendments to IFRS 9, IAS 39,

IFRS 7, IFRS 4
and IFRS 16 (Interest Rate Benchmark Reform – Phase 2) , where applicable .
3) Fee and commission income and expenses
UBS AG earns fee income from the diverse range of services it provides to its clients. Fee income can be divided into two broad

categories:

fees

earned from

services

that

are

provided

over

a

certain

period

of time,

such

as

management

of
clients’ assets, custody services

and certain advisory

services; and fees

earned from PIT services,

such as underwriting fees,
deal-contingent merger and acquisitions

fees, and brokerage fees (e.g.,

securities and derivatives execution

and clearing).
UBS AG recognizes fees earned from PIT services

when it has fully provided the service

to the client. Where the contract
requires services to be provided

over time, income is recognized on a systematic

basis over the life of the agreement.
Consideration

received

is allocated

to the

separately

identifiable performance

obligations

in a

contract.

Owing to

the
nature

of

UBS AG’s

business,

contracts

that

include

multiple

performance

obligations

are

typically

those

that

are
considered to include a

series of similar performance

obligations fulfilled over time

with the same pattern

of transfer to
the client, e.g., management

of client assets and

custodial services. As

a consequence, UBS AG

is not required to

apply
significant judgment in allocating the consideration received across the various performance obligations.
PIT services

are generally

for a

fixed price

or dependent

on deal size,

e.g., a

fixed number

of basis

points of trade

size,
where the amount of revenue is known when the performance obligation is met. Fixed-over-time fees are recognized on a straight-line

basis over

the performance period.

Custodial and asset

management fees

can be

variable through

reference
to

the

size

of

the

customer

portfolio.

However,

they

are

generally

billed

on

a

monthly

or

quarterly

basis

once

the
customer’s

portfolio

size

is

known

or

known

with

near

certainty

and

therefore

also

recognized

ratably

over

the
performance

period.

UBS AG

does

not

recognize

performance

fees

related

to

management

of

clients’

assets

or

fees
related to contingencies beyond UBS AG’s control until such

uncertainties are resolved.

UBS AG’s fees are generally earned from

short-term contracts. As a result, UBS AG’s contracts do

not include a financing
component or

result in

the recognition

of significant

receivables or

prepayment assets.

Furthermore, due

to the

short-
term nature of such contracts,

UBS AG has not capitalized

any material costs to

obtain or fulfill a contract

or generated
any significant contract assets or liabilities.
UBS AG presents expenses primarily in

line with their nature in the

income statement, differentiating between

expenses
that

are

directly

attributable

to the

satisfaction

of

specific

performance

obligations

associated

with

the

generation

of
revenues, which are generally

presented within
Total revenues

as
Fee and commission expense
, and those

that are related
to

personnel,

general

and

administrative

expenses,

or

depreciation

and

amortization

which

are

presented

within
Operating expenses
. For

derivatives execution and

clearing services (where

UBS AG acts

as an

agent), UBS AG

only records
its specific

fees in

the income

statement, with

fees payable

to other

parties not

recognized as

an expense

but instead
directly offset against the associated income collected from the given client.
›
Refer to Note 4 for more information, including the

disaggregation of revenues
4) Share-based and other deferred compensation plans
UBS AG recognizes expenses for deferred compensation awards over the period that the employee is required to provide
service to

become entitled

to the

award. Where

the service

period is

shortened, for

example in

the case

of employees
affected by restructuring programs or mutually agreed termination provisions, recognition of such expense is accelerated to the

termination date.

Where no

future service

is required,

such as

for employees

who are

eligible for

retirement

or
who

have

met

certain

age

and

length-of-service

criteria,

the

services

are

presumed

to

have

been

received

and
compensation expense is

recognized over the

performance year or,

in the case of

off-cycle awards,

immediately on the
grant date.
Share-based compensation plans
UBS Group AG is the

grantor of and maintains the

obligation to settle share-based compensation plans that

are awarded
to employees

of UBS

AG. As

a consequence,

UBS AG

classifies the

awards

of UBS

Group

AG shares

as equity-settled
share-based payment transactions. UBS AG recognizes

the fair value of awards granted to its employees by reference to
the fair value of UBS Group

AG’s equity instruments on the date of

grant, taking into account the terms and

conditions
inherent in the award,

including, where relevant,

dividend rights, transfer

restrictions in effect

beyond the vesting date,
market conditions, and non-vesting conditions.

For equity-settled awards,

fair value is

not remeasured unless the

terms of the award

are modified such that

there is an
incremental

increase

in

value.

Expenses

are

recognized,

on

a

per-tranche

basis,

over

the

service

period

based

on

an
estimate of

the number

of instruments

expected to

vest and

are adjusted

to reflect

the actual

outcomes of

service or
performance conditions.

For equity-settled

awards, forfeiture

events resulting

from a

breach of

a non-vesting

condition (i.e.,

one that

does not
relate to a service or performance condition) do not result

in any adjustment to the share-based compensation

expense.
For cash-settled

share-based

awards,

fair

value

is remeasured

at

each

reporting

date,

so that

the

cumulative

expense
recognized equals the cash distributed.

Other deferred compensation plans
Compensation

expense

for

other

deferred

compensation

plans

is

recognized

on

a

per-tranche

or

straight-line

basis,
depending on

the nature

of the

plan. The

amount recognized

is measured

based on

the present

value of

the amount
expected to be paid under the

plan and is remeasured at each reporting date, so

that the cumulative expense recognized
equals the cash or the fair value of respective financial

instruments distributed.
›
Refer to Note 27 for more information

5) Post-employment benefit plans
Defined benefit plans
Defined benefit plans specify an amount of benefit

that an employee will receive, which usually depends on one or more
factors,

such as age,

years of service

and compensation.

The defined benefit

liability recognized

in the balance

sheet is
the present value of the

defined benefit obligation,

measured using the projected

unit credit method, less the

fair value
of the

plan’s assets

at

the

balance

sheet

date,

with changes

resulting

from

remeasurements

recorded

immediately

in
Other comprehensive income
. If the fair value of the plan’s assets is higher than the present value of the defined benefit obligation, the recognition of

the resulting net asset is limited

to the present value of

economic benefits available in the
form of

refunds from

the plan

or reductions

in future

contributions to

the plan.

Calculation of

the net

defined benefit
obligation or

asset takes

into account

the specific

features of

each plan,

including risk

sharing between

employee and
employer, and

is calculated periodically by independent qualified actuaries.
Critical accounting estimates and judgments
The net defined benefit

liability or asset at

the balance sheet date

and the related personnel

expense depend on the

expected future benefits to

be provided,
determined

using

a

number

of

economic

and

demographic assumptions.

A

range

of

assumptions

could

be

applied,

and

different

assumptions could
significantly alter the defined

benefit liability or asset and

pension expense recognized. The most

significant assumptions include life expectancy,

discount
rate, expected

salary increases,

pension increases

and interest

credits on

retirement savings

account balances. Sensitivity

analysis for

reasonable possible
movements in each significant assumption for

UBS AG‘s post-employment obligations

is provided in Note 26.
›
Refer to Note 26 for more information
Defined contribution plans
A

defined

contribution

plan

pays

fixed

contributions

into

a

separate

entity

from

which

post-employment

and

other
benefits

are

paid.

UBS AG

has

no

legal

or

constructive

obligation

to

pay

further

amounts

if

the

plan

does

not

hold
sufficient

assets

to

pay

employees

the

benefits

relating

to

employee

service

in

the

current

and

prior

periods.
Compensation expense is

recognized when the

employees have rendered

services in exchange for

contributions. This is
generally in the year of contribution. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.
6) Income taxes
UBS AG is subject

to the income

tax laws of

Switzerland and

those of the

non-Swiss jurisdictions

in which UBS AG

has
business operations.
UBS AG’s provision for income taxes is composed of current and deferred taxes. Current income taxes represent taxes to be paid or refunded for the current period or previous periods

.

Deferred tax assets

(DTAs) and

deferred tax liabilities

(DTLs) are

recognized for

temporary differences between

the carrying
amounts and

tax bases

of assets

and liabilities

that will

result in

deductible

or taxable

amounts,

respectively

in future
periods. DTAs may also arise

from other sources, including unused

tax losses and unused tax

credits. DTAs and DTLs are
measured using

the applicable

tax rates

and laws

that

have been

enacted

or substantively

enacted

by the

end of

the
reporting period and that will be in effect when such differences are expected to reverse.
DTAs are recognized

only to the extent

it is probable

that sufficient taxable

profits will be

available against which

these
differences can

be used

.

When an

entity

or tax

group has

a history

of recent

losses, DTAs

are only

recognized

to the
extent that there are sufficient taxable temporary differences or there is convincing other evidence that sufficient taxable profit will be available against which the unused tax losses can be utilized.
Deferred and current tax

assets and liabilities are

offset when: (i) they arise

in the same tax

reporting group; (ii) they relate
to the

same tax

authority; (iii) the

legal right

to offset

exists; and

(iv) with respect

to current

taxes they

are intended

to
be settled net or realized simultaneously.
Current and deferred taxes are recognized as income tax benefit or expense in the income statement, except for current
and deferred taxes recognized in relation to: (i)

the acquisition of a subsidiary (for which

such amounts would affect the
amount of goodwill arising from the acquisition); (ii) unrealized gains or losses on financial instruments that are classified
at

FVOCI;

(iii) changes

in

fair

value

of

derivative

instruments

designated

as

cash

flow

hedges;

(iv) remeasurements

of
defined benefit

plans; or

(v) certain

foreign currency

translations

of foreign

operations.

Amounts relating

to points

(ii)
through (v) above are recognized in
Other comprehensive income

within
Equity
.

UBS AG reflects the

potential effect of

uncertain tax positions

for which acceptance

by the relevant

tax authority is

not
considered probable by

adjusting current or deferred

taxes, as applicable, using

either the most

likely amount or

expected
value methods,

depending on which

method is

deemed a better

predictor of the

basis on which,

and extent

to which,
the uncertainty will be resolved.

Critical accounting estimates and judgments
Tax laws are complex,

and judgment

and interpretations

about the

application of

such laws

are required when

accounting for

income taxes.

UBS AG considers
the performance of

its businesses and

the accuracy of

historical forecasts and

other factors when

evaluating the

recoverability of its

DTAs, including

the
remaining tax loss carry-forward period, and its

assessment of expected future taxable profits in

the forecast period used for recognizing DTAs.

Estimating
future profitability and business plan forecasts is inherently subjective and is particularly sensitive to future economic,

market and other conditions.

Forecasts are

reviewed annually,

but adjustments may be

made at other

times, if required.

If recent losses

have been incurred,

convincing evidence is
required to prove there is sufficient future profitability

given that the value of

UBS AG’s DTAs may be affected, with

effects primarily recognized through the
income statement.
In addition, judgment is

required to assess the expected

value of uncertain tax

positions and the related

probabilities, including interpretation

of tax laws,
the resolution of any income tax-related appeals and litigation.

›
Refer to Note 8 for more information

7) Investments in associates
Interests in entities where UBS AG has significant influence over the financial and operating policies of these entities but does

not

have

control

are

classified

as

investments

in

associates

and

accounted

for

under

the

equity

method

of
accounting. Typically,

UBS AG has significant influence when it holds, or has the ability to hold, between 20% and 50%
of an entity’s voting rights. Investments

in associates are initially recognized at cost, and the

carrying amount is increased
or decreased after the date of acquisition

to recognize UBS AG’s share

of the investee’s comprehensive income

and any
impairment losses.

The net

investment in

an associate

is impaired

if there

is objective

evidence of

a loss

event and

the
carrying amount of the investment in the associate exceeds

its recoverable amount.
›
Refer to Note 28 for more information
8) Property, equipment and software
Property,

equipment and

software

is measured

at cost

less accumulated

depreciation and

impairment losses.

Software
development costs are capitalized

only when the costs can be measured

reliably and it is probable

that future economic
benefits

will

arise.

Depreciation

of

property,

equipment

and

software

begins

when

they

are

available

for

use

and

is
calculated on a straight-line basis over an asset’s estimated useful life.

Property,

equipment

and

software

are

generally

tested

for

impairment

at

the

appropriate

cash-generating

unit

level,
alongside goodwill and intangible assets as

described in item 9 in this Note.

An impairment charge is recognized for

such
assets

if

the

recoverable

amount

is

below

its

carrying

amount.

The

recoverable

amounts

of

such

assets,

other

than
property that has a

market price, are

generally determined using

a replacement cost

approach that reflects

the amount
that would be currently required by a market participant to replace the service capacity of the asset. If such assets are no longer used, they are tested individually for impairment.
›
Refer to Note 11 for more information

9) Goodwill
Goodwill represents

the

excess

of

the

consideration over

the

fair

value

of

identifiable assets,

liabilities and

contingent
liabilities

acquired that

arises in

a business

combination.

Goodwill

is not

amortized

but is

assessed

for impairment

at the

end
of

each

reporting

period,

or when

indicators

of impairment

exist.

UBS AG

tests

goodwill

for impairment

annually,

irrespective
of whether there

is any indication

of impairment.

An impairment charge

is recognized in the income

statement if the carrying

amount exceeds the recoverable

amount of a
cash-generating-unit.

Critical accounting estimates and judgments
UBS AG‘s methodology for goodwill impairment

testing is based on a model

that is most sensitive to the

following key assumptions:

(i) forecasts of earnings
available to shareholders (typically estimated

on a discrete basis for years

one to three but could extend

up to five years, as permitted

under IFRS Accounting
Standards, in order to reflect facts and circumstances specific to a cash-generating unit);

(ii) changes in the discount rates; and (iii) changes in

the long-term
growth rate.

Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the BoD. The discount rates and

growth rates

are determined

using external information,

and also

considering inputs from

both internal and

external analysts and

the view

of
management.

The key assumptions used to determine the recoverable amounts of each cash-generating unit are tested for sensitivity by applying reasonably possible
changes to those assumptions.

›
Refer to Notes 2 and 12 for more information

10) Provisions and contingent liabilities
Provisions are

liabilities of

uncertain timing or

amount, and

are generally recognized

in accordance

with IAS 37,
Provisions,
Contingent Liabilities and Contingent

Assets
, when: (i) UBS AG has

a present obligation as

a result of a past event;

(ii) it
is probable that

an outflow of resources

will be required

to settle the obligation;

and (iii) a reliable

estimate of the

amount
of the obligation can be made.

The

majority

of

UBS AG’s

provisions

relate

to

litigation,

regulatory

and

similar

matters,

restructuring,

and

employee
benefits.

Restructuring

provisions

are

generally

recognized

as

a

consequence

of

management

agreeing

to

materially
change the scope of the business

or the manner in which it is conducted,

including changes in management structures.
Provisions

for

employee

benefits

relate

mainly

to

service

anniversaries

and

sabbatical

leave,

and

are

recognized

in
accordance with measurement principles set out in item 4 in this Note. In addition, UBS AG presents expected credit loss allowances within Provisions

if they

relate to

a loan commitment,

financial guarantee

contract or

a revolving revocable
credit line.
IAS 37 provisions

are measured considering

the best

estimate of

the consideration

required to

settle the

present obligation
at the balance sheet date.

When conditions required to recognize a provision are not met, a contingent liability is disclosed, unless the likelihood of an outflow

of resources

is remote.

Contingent liabilities

are also

disclosed for

possible obligations

that arise

from past
events,

the existence of which

will be confirmed only

by uncertain future events not

wholly within the control

of UBS AG.
Critical accounting estimates and judgments
Recognition of provisions often involves significant judgment in assessing the existence of an obligation that results from past events and in estimating the
probability, the timing and the amount of any outflows of resources. This is particularly the case for litigation, regulatory and similar matters, which, due to their nature, are subject to many uncertainties,

making their outcome difficult to predict.

The amount of any provision

recognized is sensitive to the assumptions used,

and there could be a

wide range of possible outcomes for any

particular
matter.
Management regularly reviews all the available information regarding such matters, including legal advice, to assess whether the recognition criteria for
provisions have been satisfied and to determine the

timing and the amount of any potential outflows.
›
Refer to Note 17 for more information
11) Foreign currency translation
Transactions

denominated in a foreign currency

are translated into the functional

currency of the reporting entity

at the
spot exchange

rate

on the

date of

the transaction.

At the

balance sheet

date, all

monetary

assets, including

those at
FVOCI, and

monetary

liabilities

denominated

in foreign

currency

are

translated

into

the functional

currency

using the
closing exchange rate. Translation

differences are

reported in
Other net income from

financial instruments measured

at
fair value through profit or loss .
Non-monetary items measured at historical cost are translated at the exchange rate on the date of the transaction.

Upon

consolidation,

assets

and liabilities

of foreign

operations

are translated

into

US dollars,

UBS AG’s

presentation

currency,
at the closing exchange rate on the balance sheet date,

and income and expense items and other comprehensive

income
are translated at the

average rate for

the period. The

resulting foreign currency translation differences are recognized in
Equity

and reclassified to

the income statement when UBS

AG disposes of, partially

or in its entirety, the

foreign operation
and UBS AG no

longer controls

the foreign operation.
Share

capital issued and share premium held are

translated at the historic average rate, with the

difference between the
historic average rate and the spot rate

realized upon repayment of share capital reported as
Share premium.

Cumulative
amounts recognized

in
Other comprehensive

income

in respect

of cash

flow hedges

and financial

assets measured

at FVOCI
are translated at

the closing exchange

rate as

of the

balance sheet dates,

with any

translation effects adjusted through
Retained earnings .
›
Refer to Note 32 for more information